Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
11 -	ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2023 and 2022, accrued expenses and other liabilities consisted of the following:

	As of June 30,
	2023	2022
Accrued payroll and welfare	$2,298,339	$3,713,311
VAT and other taxes payable	1,022,940	512,917
Investment consideration payable	647,529	—
Accrued expenses	348,836	372,790
Interest payable	148,046	—
	$4,465,690	$4,599,018